Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Summary of weighted average number of common shares outstanding
	Three months		Nine months
	ended September 30,		ended September 30,
	2024	2023	2024	2023
Issued common shares at beginning of period	93,540,140	91,265,140	93,540,140	90,515,140
Effect of shares issued	-	891,304	-	1,138,278
Weighted average number of common shares outstanding – basic	93,540,140	92,156,444	93,540,140	91,653,418
Weighted average number of shares outstanding – diluted	93,540,140	92,156,444	93,540,140	91,653,418